UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Name of Registrant: Legg Mason Global Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2006

Date of reporting period: June 30, 2006

Semi-Annual Report to Shareholders       1
To Our Shareholders,
   We are pleased to provide you with Legg Mason Global Trust, Inc.’s semi-annual report for Emerging Markets Trust, Global Income Trust, and International Equity Trust for the six months ended June 30, 2006. Total returns for various periods ended June 30, 2006 are:

Total ReturnA

	6 Months	12 Months

Emerging Markets TrustB
Primary Class	+7.23%	+41.98%
Institutional Class	+7.76%	+43.42%
Global Income Trust
Primary Class	+0.41%	-0.48%
International Equity TrustC
Primary Class	+10.08%	+30.59%
Financial Intermediary Class	+10.43%	+31.52%
Institutional Class	+10.61%	+32.02%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
   Information for each of the Funds’ performance over longer periods of time is shown in their respective Performance Information sections within this Report. For more information about the Funds’ respective share classes included in the report, please contact your financial adviser.
   The Board of Directors recently approved a long-term capital gain distribution of $0.20 per share to shareholders of Emerging Markets Trust, payable on June 23, 2006, to shareholders of record on June 21, 2006, and a short-term capital gain distribution of $0.195 per share, payable on June 9, 2006, to shareholders of record on June 7, 2006.

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	Emerging Markets’ performance does not reflect its redemption fee, which is 2% of the proceeds of shares redeemed or exchanged within 60 days of purchase.

C	International Equity’s performance does not reflect its redemption fee, which is 2% of the proceeds of shares redeemed or exchanged within 60 days of purchase.

2      Semi-Annual Report to Shareholders
   The Board of Directors also recently approved the following ordinary income dividends: $0.010 per share of International Equity Trust’s Primary Class, $0.016 per share of International Equity Trust’s Financial Intermediary Class and $0.020 per share of International Equity Trust’s Institutional Class, payable on May 26, 2006, to shareholders of record on May 24, 2006.
   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President
July 20, 2006

Semi-Annual Report to Shareholders       3
Expense Example
Emerging Markets Trust
   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2006, and held through June 30, 2006.
Actual Expenses
   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.
   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if a redemption fee applied to your transactions, your costs would have been higher.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class:
Actual	$1,000.00	$1,072.30	$11.56
Hypothetical (5% return before expenses)	1,000.00	1,013.64	11.23
Institutional Class:
Actual	$1,000.00	$1,077.60	$6.44
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 2.25% and 1.25% for the Primary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

4      Semi-Annual Report to Shareholders
Performance Information
Emerging Markets Trust
   The graphs on the following pages compare the Fund’s total return to that of a closely matched broad-based securities market index. The graphs illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders       5
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+41.98%	+41.98%
Five Years	+161.47%	+21.19%
Ten Years	+164.10%	+10.20%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	The Morgan Stanley Capital International (“MSCI”) Emerging Markets (“EM”) Index (Gross) is a market-weighted aggregate of 26 individual emerging country indices calculated with the maximum possible dividend reinvestment. This graph is provided for illustrative purposes only due to the lack of operating history of the Fund’s current benchmark: MSCI EM (Net).

6      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $10,000 Investment — Primary Class
The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	The Morgan Stanley Capital International (“MSCI”) Emerging Markets (“EM”) Index (Net) is a market-weighted aggregate of 26 individual emerging country indices calculated with the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-residential individuals who do not benefit from double taxation treaties. Index returns are for periods beginning December 31, 2000.

Semi-Annual Report to Shareholders       7
Growth of a $1,000,000 Investment — Institutional Class
Period Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+43.42%	+43.42%
Life of Class*	+43.17%	+42.21%

* Inception date: June 23, 2005

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning June 30, 2005.

8      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $1,000,000 Investment — Institutional Class
The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. The performance data quoted represents past performance and does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders       9
Industry Diversification
June 30, 2006
(Amounts in Thousands)

	% of Net
	Assets	Value

Airlines	0.4%	$1,139
Automobiles	1.6	4,993
Banks	12.9	39,102
Chemicals	0.2	589
Commercial Services & Supplies	1.1	3,230
Construction & Engineering	3.4	10,373
Construction Materials	2.5	7,499
Diversified Financials	3.4	10,215
Diversified Telecommunications	2.7	8,328
Electric Utilities	1.5	4,412
Electronic Equipment & Instruments	4.9	14,887
Energy Equipment & Services	1.2	3,603
Food & Drug Retailing	0.4	1,209
Food Products	1.4	4,380
Gas Utilities	0.5	1,421
Health Care Providers & Services	0.7	2,266
Hotels & Restaurants	1.4	4,396
Household Durables	1.4	4,362
Industrial Conglomerates	1.2	3,648
Insurance	1.6	4,730
IT Consulting & Services	1.0	2,901
Leisure Equipment & Products	0.6	1,949
Machinery	2.6	7,805
Marine	1.2	3,551
Metals & Mining	9.0	27,149
Multi-Line Retail	0.7	1,992
Office Electronics	2.5	7,554
Oil & Gas	15.7	47,624
Paper & Forest Products	0.5	1,428
Personal Products	0.4	1,228
Pharmaceuticals	1.7	5,216
Real Estate	1.4	4,198
Semiconductor Equipment & Products	7.5	22,591
Specialty Retail	1.4	4,389
Tobacco	0.5	1,562
Trading Companies & Distributors	0.4	1,373
Wireless Telecommunication Services	6.1	18,458
Short-Term Investments	1.6	4,924

Total Investment Portfolio	99.2	300,674
Other Assets Less Liabilities	0.8	2,275

Net Assets	100.0%	$302,949

10      Semi-Annual Report to Shareholders
Portfolio of Investments
Emerging Markets Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares	Value

Common Stock and Equity Interests — 97.6%
Argentina — 1.3%
Telecom Argentina S.A. – ADR	34	$390	A
Tenaris S.A. – ADR	50	2,024
Ternium S.A. – ADR	59	1,421	A

		3,835

Brazil — 13.9%
Banco Bradesco S.A. – ADR	9	280
Banco Bradesco S.A. – preferred shares	81	2,545
Banco Itau Holding Financeira S.A. – ADR	22	633
Banco Itau Holding Financeira S.A. – preferred shares	66	1,919
Bradespar S.A. – preferred shares	24	835
Centrais Eletricas de Santa Catarina S.A. – CELESC – preferred shares	1,473	1,069
Companhia Siderurgica Nacional S.A. (CSN) – ADR	19	612
Companhia Vale do Rio Doce (CVRD) – preferred shares	128	2,599
Companhia Vale do Rio Doce – preferred shares – ADR	237	4,873
Datasul	166	1,410	A
Diagnosticos da America	44	878	A
EDP – Energias do Brasil S.A.	84	1,048
Gerdau S.A. – preferred shares	119	1,790
Itausa – Investimentos Itau S.A. – preferred shares	318	1,280
Localiza Rent a Car S.A.	98	1,887
Petroleo Brasileiro S.A. – Petrobras – ADR	159	12,655
Tim Participacoes S.A. – ADR	91	2,499
Tractebel Energia S.A.	29	227
Unibanco – Uniao de Bancos Brasileiros S.A. – GDR	36	2,417
Universo Online S.A. – preferred shares	108	622	A

		42,078

China — 12.1%
Angang New Steel Company Limited	1,296	1,226
China International Marine Containers (Group) Co., Ltd.	211	311
China Life Insurance Co., Limited	2,019	3,184

Semi-Annual Report to Shareholders       11

	Shares	Value

China — Continued
China Mengniu Dairy Company Limited	531	$667
China Merchants Property Development Co., Ltd.	673	832
China Mobile (Hong Kong) Limited	889	5,079
China Netcom Group Corporation (Hong Kong) Limited	699	1,224
China Overseas Land & Investment Limited	3,980	2,421
China Overseas Land & Investment Limited – warrants	498	87	B
China Petroleum and Chemical Corporation (Sinopec)	2,624	1,503
China Resources Land Limited	1,992	1,084
Chongqing Changan Automobile Co., Ltd.	592	304
Dalian Port (PDA) Company Ltd.	1,400	649	A
Dongfang Electrical Machinery Company Limited	706	1,336
Dongfeng Motor Corporation	1,992	930	A
Far East Pharmaceutical Technology Company Limited	4,304	0	A,B
FU JI Food & Catering Services	548	903
Harbin Power Equipment Company Limited	2,394	2,851
Hengan International Group Company Limited	754	1,228
Lee & Man Paper Manufacturing Limited	201	294
Li Ning Company Limited	1,164	1,154
Nine Dragons Paper Holdings Limited	1,387	1,134	A
PetroChina Company Limited	3,800	4,061
Prime Sucess International Group Limited	1,178	739
Shanghai Forte Land Company Limited	1,193	484
Shanghai Zhenhua Port Machinery Co. Ltd. – preferred shares	1,295	2,719
Wumart Stores, Inc.	98	337

		36,741

Egypt — 0.4%
Orascom Construction Industries (OCI)	16	496
Orascom Construction Industries (OCI) – GDR	0.5	30	C
Vodafone Egypt Telecommunications Co. SAE	54	767

		1,293

12      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Emerging Markets Trust — Continued

	Shares	Value

Hong Kong — 0.2%
Huadian Power International Corporation Limited	936	$265
Shanghai Real Estate Limited	674	123
Tianjin Development Holdings Limited	416	258

		646

Hungary — 0.6%
Gedeon Richter Rt	11	1,946

India — 4.1%
Bajaj Auto Limited	16	944	A
Bharti Airtel Limited	203	1,636	A
Crompton Greaves Limited	73	1,396
HDFC Bank Ltd.	63	1,079
Indian Hotels Company Limited	43	1,083
Jaiprakash Associates Ltd.	115	990
Larsen & Toubro Ltd.	32	1,577
Mahindra & Mahindra Limited	121	1,646
Maruti Udyog Limited	9	157
Suzlon Energy Ltd.	41	929
Tata Motors Limited	52	889

		12,326

Indonesia — 2.5%
PT Bank Central Asia Tbk	930	412
PT Bank Rakyat Indonesia	1,889	836
PT Indocement Tunggal Prakarsa Tbk	991	449
PT Perusahaan Gas Negara	1,170	1,421
PT Telekomunikasi Indonesia	4,055	3,217
PT United Tractors Tbk	2,346	1,368

		7,703

Israel — 1.9%
Bank Hapoalim Ltd.	414	1,784
Bank Leumi Le – Israel	228	820
Teva Pharmaceutical Industries Ltd. – ADR	104	3,270

		5,874

Semi-Annual Report to Shareholders       13

	Shares	Value

Malaysia — 1.1%
Genting Berhad	222	$1,431
IOI Corporation Berhad	200	778
Resorts World Berhad	308	979

		3,188

Mexico — 6.6%
Alsea, S.A. de C.V.	246	872
America Movil S.A. de C.V.	2,207	3,706
America Movil S.A. de C.V. – ADR	42	1,397
America Telecom, S.A. de C.V.	303	1,793	A
Cemex S.A. de C.V. – ADR	108	6,129	A
Consorcio ARA, S.A. de C.V.	274	1,133
Controladora Comercial Mexicana S.A. de C.V.	645	1,098
Fomento Economico Mexicana, S.A. de C.V. – ADR	17	1,406
Grupo Mexico S.A. de C.V.	284	816
Telefonos de Mexico S.A. de C.V. (Telmex)	75	1,556

		19,906

Oman — 0.4%
Bank Muscat SAOG – GDR	113	1,127	C

Pakistan — 0.2%
Fauji Fertilizer Company Limited	294	589

Peru — 0.1%
Southern Copper Corporation	4	312

Philippines — 0.5%
Philippine Long Distance Telephone Company	45	1,560

Poland — 0.2%
Polish Oil & Gas	642	680

14      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Emerging Markets Trust — Continued

	Shares	Value

Russia — 8.9%
AFK Sistema – GDR	67	$1,343	C
Gazprom	449	4,717	A
Gazprom – ADR	219	9,188
Highland Gold Mining Limited	219	930	A
Lukoil – ADR	88	7,332
NovaTek OAO – GDR	50	2,191	C
Surgutneftegaz – ADR	3	248
Vsmpo-Avisma Corporation (VSMPO)	5	931

		26,880

South Africa — 10.2%
African Bank Investment Limited	432	1,694
Aveng Limited	721	2,166
Ellerine Holdings Limited	130	1,192
Foschini Limited	133	851
Gold Fields Limited	136	3,075
Illovo Sugar Limited	296	815
Impala Platinum Holdings Limited	25	4,620
Investec Limited	15	681
Kumba Resources Limited	103	1,842
Lewis Group Limited	172	1,113
Mr. Price Group Limited	503	1,233
Murray & Roberts Holdings Limited	583	2,075
Nedbank Group Ltd	44	698
Network Healthcare Holdings Limited	1,034	1,388	A
Reunert Limited	255	2,321
Sasol Limited	101	3,896
Standard Bank Group Limited	105	1,134

		30,794

South Korea — 18.5%
Daegu Bank	105	1,881
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	32	946
Daishin Securities Company	66	1,212
Daesang Corporation	50	714	A
GS Engineering & Construction Corp.	11	700

Semi-Annual Report to Shareholders       15

	Shares	Value

South Korea — Continued
Hana Financial Group Inc.	56	$2,631
Hynix Semiconductor Inc.	27	865	A
Hyundai Development Company	20	864
Hyundai Heavy Industries Co., Ltd.	14	1,571
Hyundai Securities Co., Ltd.	65	747
Kookmin Bank – ADR	68	5,631
Korea Electric Power Corporation (KEPCO)	49	1,802
Korea Zinc Co., Ltd.	18	1,423
Korean Air Co., Ltd.	31	1,140
KT Corporation – ADR	40	858
KT&G Corporation	27	1,563
LG Electronics Inc.	12	727
Lotte Shopping Co., Ltd.	2	895
NHN Corp.	3	870	A
Phicom Corp.	124	1,469
Pohang Iron & Steel Company Ltd. (POSCO)	6	1,609
Samsung Corporation	50	1,373
Samsung Electronics Co., Ltd.	21	13,102
Samsung Electronics Co., Ltd. – preferred shares	3	1,513
Samsung Engineering Co., Ltd.	33	1,476
Samsung Fire & Marine Insurance Co., Ltd.	12	1,545
Samsung Heavy Industries Co., Ltd.	45	1,049
Samsung Securities Co., Ltd.	16	856
Shinhan Financial Group Co., Ltd.	58	2,720
Woongjin Coway Co., Ltd.	47	1,030
Woori Finance Holdings Co., Ltd.	60	1,129

		55,911

Taiwan — 12.1%
Advanced Semiconductor Engineering Inc.	1,869	1,847
Catcher Technology Co., Ltd.	69	731
Chang Hwa Commerical Bank	3,084	2,186
China Motor Corporation	1,008	1,012
China Trust Financial Holding Company Ltd.	2,104	1,745
Chunghwa Telecom Co., Ltd. – ADR	45	826
Chungwha Telecom Co., Ltd.	154	278

16      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Emerging Markets Trust — Continued

	Shares	Value

Taiwan — Continued
Compal Electronics Inc.	1,972	$1,882
Fu Sheng Industrial Co., Ltd.	619	597
High Tech Computer Corp.	42	1,154
Hon Hai Precision Industry Co., Ltd	651	4,023
Lite-On Technology Corp.	1,202	1,780
NovaTek Microelectronics Corp., Ltd.	217	1,052
O-Ta Precision Industry Co., Ltd.	362	796
Polaris Securities Co., Ltd.	899	426
Siliconware Precision Industries Company – ADR	322	1,923
SinoPac Financial Holdings Co., Ltd.	4,994	2,522
SPI Electronic Co., Ltd.	621	759
Taishin Financial Holdings Co., Ltd.	6,199	3,800
Taiwan Cement Corporation	1,252	921
Taiwan Semiconductor Manufacturing Company	2,108	3,802
Taiwan Semiconductor Manufacturing Company Ltd. – ADR	N.M.	0.3
Wistron Corporation	2,333	2,738

		36,800

Turkey — 1.8%
Asya Katilim Bankasi A.S.	233	491	A
Denizbank A.S.	235	2,074	A
Tupras-Turkiye Petrol Rafinerileri A.S.	69	1,153
Turk Sise ve Cam Fabrikalari A.S.	540	1,471	A
Turkiye Garanti Bankasi A.S.	150	372

		5,561

Total Common Stock and Equity Interests (Identified Cost — $256,012)		295,750

Semi-Annual Report to Shareholders       17

	Par	Value

Repurchase Agreements — 1.6%
Bank of America 5.15%, dated 6/30/06, to be repurchased at $2,463 on 7/3/06 (Collateral: $2,500 Fannie Mae notes, 5.25%, due 10/30/07, value $2,516)	$2,462	$2,462
Goldman, Sachs & Company 5.19%, dated 6/30/06, to be repurchased at $2,463 on 7/3/06 (Collateral: $2,684 Fannie Mae mortgage-backed securities, 5%, due 6/1/36, value $2,518)	2,462	2,462

Total Repurchase Agreements (Identified Cost — $4,924)		4,924

Total Investments — 99.2% (Identified Cost — $260,936)		300,674
Other Assets Less Liabilities — 0.8%		2,275

Net Assets — 100.0%		$302,949

A	Non-income producing.

B	Illiquid security valued at fair value under procedures approved by the Board of Directors.

C	Rule 144A Security — A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.55% of net assets.
ADR — American Depository Receipt
GDR — Global Depository Receipt
N.M. — Not meaningful.
See notes to financial statements.

18      Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
Emerging Markets Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified cost – $256,012)		$295,750
Short-term securities at value (Identified cost – $4,924)		4,924
Cash and foreign currencies		2,657
Receivable for securities sold		671
Receivable for fund shares sold		882
Dividend and interest receivable		787
Other assets		1

Total assets		305,672
Liabilities:
Payable for securities purchased	$1,288
Payable for fund shares repurchased	714
Accrued management fee	228
Accrued distribution and service fees	210
Accrued expenses	136
Payable for foreign capital gain taxes	147

Total liabilities		2,723

Net Assets		$302,949

Net assets consist of:
Accumulated paid-in-capital applicable to:
13,670 Primary Class shares outstanding		$214,720
885 Institutional Class shares outstanding		17,315
Undistributed net investment income		322
Undistributed net realized gain on investments		30,911
Unrealized appreciation/(depreciation) of investments		39,681	A

Net Assets		$302,949

Net Asset Value Per Share:
Primary Class		$20.81

Institutional Class		$20.85

A	Net of deferred foreign taxes of $63. See Note 1 to the financial statements.
See notes to financial statements.

Semi-Annual Report to Shareholders       19
Statement of Operations
Emerging Markets Trust
For the Six Months Ended June 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$3,550
Interest	328
Less foreign tax withheld	(283)

Total income			$3,595
Expenses:
Advisory fee	1,457
Distribution and service fees:
Primary Class	1,390
Audit and legal fees	33
Custodian fee	285
Directors’ fees and expenses	32
Registration fees	24
Reports to shareholders	26
Transfer agent and shareholder servicing expense:
Primary Class	111
Institutional Class	1
Other expenses	24

	3,383
Less: Fees waived	(170)
Compensating balance credits	(2)

Total expenses, net of waivers and compensating balance credits			3,211

Net Investment Income			384

Net Realized and Unrealized Gain on Investments:
Realized gain on:
Investments	29,179	A
Foreign currency transactions	1,788

			30,967

Change in unrealized appreciation/(depreciation) of:
Investments	(18,964	) B
Assets and liabilities denominated in foreign currencies	3

			(18,961)

Net Realized and Unrealized Gain on Investments			12,006

Change in Net Assets Resulting From Operations			$12,390

A	Net of foreign taxes of $116. See Note 1 to the financial statements.

B	Net of deferred foreign taxes of $63. See Note 1 to the financial statements.
See notes to financial statements.

20      Semi-Annual Report to Shareholders
Statement of Changes in Net Assets
Emerging Markets Trust
(Amounts in Thousands)

	For the Six	For the Year
	Months Ended	Ended
	6/30/06	12/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$384	$770
Net realized gain on investments and foreign currency transactions	30,967	30,189
Change in unrealized appreciation/(depreciation) of investments and assets and liabilities denominated in foreign currencies	(18,961)	29,298

Change in net assets resulting from operations	12,390	60,257
Distributions to shareholders from net investment income:
Primary Class	—	(203)
Institutional Class	—	(111)
Distributions to shareholders from net realized gains:
Primary Class	(5,390)	(28,953)
Institutional Class	(346)	(1,281)
Change in net assets from Fund share transactions:
Primary Class	64,081	39,355
Institutional Class	6,582	10,733

Change in net assets	77,317	79,797
Net Assets:
Beginning of period	225,632	145,835

End of period	$302,949	$225,632

Under/(over) distribution of net investment income	$322	$(62)

See notes to financial statements.

Semi-Annual Report to Shareholders       21
Financial Highlights
Emerging Markets Trust
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited
Net asset value, beginning of period	$19.80		$16.70	$14.69	$8.64	$10.08	$9.74

Investment operations:
Net investment income/(loss)	.02		.07	(.01)	.05	(.03)	(.05)
Net realized and unrealized gain/(loss) on investments, and foreign currency transactions	1.38		6.04	2.98	6.00	(1.41)	.39

Total from investment operations	1.40		6.11	2.97	6.05	(1.44)	.34

Distributions paid from:
Net investment income	—		(.02)	—	—	—	—
Net realized gain on investments	(.39)		(2.99)	(.96)	—	—	—

Total distributions	(.39)		(3.01)	(.96)	—	—	—

Net asset value, end of period	$20.81		$19.80	$16.70	$14.69	$8.64	$10.08

Total return	7.23	%B	38.51%	20.51%	70.26%	(14.29)%	3.49%
Ratios To Average Net Assets:A
Total expenses	2.37	%C	2.54%	2.62%	2.99%	2.96%	2.83%
Expenses net of waivers, if any	2.25	%C	2.25%	2.31%	2.50%	2.50%	2.50%
Expenses net of all reductions	2.25	%C	2.25%	2.31%	2.50%	2.50%	2.50%
Net investment income/(loss)	0.22	%C	0.45%	(0.08)%	0.40%	(0.17)%	(0.36)%
Supplemental Data:
Portfolio turnover rate	51.5	%B	132.6%	149.1%	169.2%	77.6%	64.5%
Net assets, end of period (in thousands)	$284,498		$214,123	$145,835	$96,203	$51,861	$66,647

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

B	Not annualized.

C	Annualized.
See notes to financial statements.

22      Semi-Annual Report to Shareholders
Financial Highlights — Continued
Emerging Markets Trust — Continued
Institutional Class:

	Six Months
	Ended
	June 30,		Period Ended
	2006		December 31, 2005D

	(Unaudited
Net asset value, beginning of period	$19.74		$16.90

Investment operations:
Net investment income	.16		.04
Net realized and unrealized gain on investments, and foreign currency transactions	1.34		5.40

Total from investment operations	1.50		5.44

Distributions paid from:
Net investment income	—		(.19)
Net realized gain on investments	(.39)		(2.41)

Total distributions	(.39)		(2.60)

Net asset value, beginning of period	$20.85		$19.74

Total return	7.76	%B	32.86	%B
Ratios To Average Net Assets:A
Total expenses	1.30	%C	1.47	%C
Expenses net of waivers, if any	1.25	%C	1.25	%C
Expenses net of all reductions	1.25	%C	1.25	%C
Net investment income	1.23	%C	0.56	%C
Supplemental Data:
Portfolio turnover rate	51.5	%B	132.6%
Net assets, end of period (in thousands)	$18,451		$11,509

D	For the period June 23, 2005 (commencement of operations) to December 31, 2005.
See notes to financial statements.

Semi-Annual Report to Shareholders       23
Expense Example
Global Income Trust
   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2006, and held through June 30, 2006.
Actual Expenses
   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class:
Actual	$1,000.00	$1,004.10	$6.96
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.40% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

24      Semi-Annual Report to Shareholders
Performance Information
Global Income Trust
   The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders       25
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-0.48%	-0.48%
Five Years	+35.92%	+6.33%
Ten Years	+46.20%	+3.87%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. This graph is provided for illustrative purposes due to the shorter operating history of the Lehman Global Aggregate Bond Index (50% Hedged), the Fund’s current benchmark.

26      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $10,000 Investment — Primary Class
The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	This index provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with dollar-denominated versions of the Pan-European Index and the Asian-Pacific Aggregate Index. The Index also includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144a bonds. The Index hedges the currency back to 50% in dollars and leaves 50% in local currency. Returns are for periods beginning January 1, 1999.

Semi-Annual Report to Shareholders       27
Portfolio Composition (as of June 30, 2006)C
Standard & Poor’s Debt RatingsD (as a percentage of the portfolio)
Maturity Schedule (as a percentage of the portfolio)

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

D	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

28      Semi-Annual Report to Shareholders
Portfolio of Investments
Global Income Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Rate	Maturity Date	ParA	Value

Long-Term Securities — 94.6%
Australian Dollar — 2.9%
Government Obligations — 2.9%
Commonwealth of Australia	6.500%	5/15/13	1,420	$1,098
Commonwealth of Australia	6.250%	4/15/15	10	8

Total Australian Dollar				1,106

British Sterling — 9.8%
Corporate Bonds and Notes — 3.4%
Auto Parts and Equipment — 0.2%
GKN Holdings plc	6.750%	10/28/19	37	70

Banks — 0.3%
Royal Bank of Scotland plc	6.200%	3/29/49	50	98	B

Diversified Financial Services — 1.6%
Annington Finance No. 4	8.070%	1/10/23	80	186
Company Operative Bank plc	5.875%	4/2/19	50	93	B
Investec plc	7.750%	3/1/16	32	63	B
Irish Nationwide Building Society	5.875%	12/15/08	50	93
Mellon Funding Corporation	6.375%	11/8/11	96	186

				621

Insurance — 0.5%
Bupa Finance plc	6.125%	9/16/20	45	82	B
Royal & Sun Alliance Insurance Group plc	8.500%	7/29/49	53	111	B

				193

Investment Banking/ Brokerage — 0.1%
The Bear Stearns Companies Inc.	5.125%	1/20/10	20	37

Semi-Annual Report to Shareholders       29

	Rate	Maturity Date	ParA	Value

British Sterling — Continued
Corporate Bonds and Notes — Continued
Special Purpose — 0.2%
Dignity Finance plc	8.151%	12/31/30	40	$96

Telecommunications — 0.1%
France Telecom S.A.	8.000%	12/20/17	14	31

Telecommunications (Cellular/ Wireless) — 0.4%
Telefonica Emisiones S.A.U	5.375%	2/2/18	95	165

Total Corporate Bonds and Notes				1,311

Government Obligations — 6.4%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	50	125
United Kingdom Treasury Stock	4.750%	6/7/10	1,260	2,323
United Kingdom Treasury Stock	5.000%	9/7/14	12	23

Total Government Obligations				2,471

Total British Sterling				3,782

Canadian Dollar — 1.0%
Government Obligations — 1.0%
Canadian Real Return Bond	4.000%	12/1/31	299	382	C

Danish Krone — 2.1%
Corporate Bonds and Notes — 2.1%
Banking and Finance — 2.1%
Nordea Kredit Realkreditaktieselskab	4.000%	10/1/38	3,365	518
Realkredit Danmark A.S.	4.000%	10/1/38	1,901	292

Total Danish Krone				810

30      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

Euro — 11.9%
Corporate Bonds and Notes — 10.5%
Banking and Finance — 1.3%
Banco Bradesco S.A.	8.000%	4/15/14	50	$72
BAWAG P.S.K.	4.350%	5/28/13	58	73
General Motors Acceptance Corporation	4.750%	9/14/09	105	128
Unicredito Italiano Capital Trust	4.028%	10/27/49	190	220	B

				493

Banks — 1.4%
Caisse Nationale des Caisses d’Epargne et de Prevoyance	4.625%	7/29/49	48	59	B
Fortis Bank SA/ NV	4.625%	10/29/49	100	124	B
HSBC Capital Funding	5.130%	12/29/49	80	103	B
Lloyds Bank plc	4.385%	5/29/49	201	242	B

				528

Distribution — 0.2%
Central European Distribution Corporation	8.000%	7/25/12	50	69	D

Diversified Financial Services — 1.1%
Banca Monte dei Paschi di Siena S.p.A.	4.875%	5/31/16	100	125
HBOS plc	5.125%	10/29/49	100	129	B
ING Groep N.V.	4.176%	6/8/49	108	129	B
Legal & General Group plc	4.000%	6/8/25	57	69	B

				452

Insurance — 1.5%
Aviva plc	5.700%	9/29/49	100	132	B
Axa	5.777%	7/29/49	50	64	B
Swiss Reinsurance Company	5.252%	5/29/49	300	377	B

				573

Semi-Annual Report to Shareholders       31

	Rate	Maturity Date	ParA	Value

Euro — Continued
Corporate Bonds and Notes — Continued
Investment Management — 0.6%
AIB UK 1 LP	4.781%	12/29/49	183	$219	B

Manufacturing (Diversified) — 0.9%
Samsonite Corporation	7.297%	6/1/10	13	17	E
Tyco International Group S.A.	6.125%	4/4/07	260	338

				355

Media — 0.2%
Central European Media Enterprises Ltd.	8.566%	5/15/12	50	67	D,E

Medical Products — 0.1%
Fresenius Finance B.V.	5.000%	1/31/13	13	16	D
Fresenius Finance B.V.	5.500%	1/31/16	8	10	D

				26

Packaging — 0.3%
Rexam plc	4.375%	3/15/13	110	138

Pharmaceuticals — 0.3%
Glaxosmithkline Capital plc	4.000%	6/16/25	102	118

Special Purpose — 2.2%
Dexia Credit Local	4.300%	11/29/49	100	121	B
Eco-Bat Finance Ltd.	10.125%	1/31/13	20	28	D
Fortis Hybrid Financing	5.125%	6/29/49	157	199	B
RZB Finance Jersey IV	5.169%	5/29/49	200	248	B
UBS Preferred Funding	4.280%	4/29/49	177	216	B
Valentia Telecommunications Limited	7.250%	8/15/13	17	24

				836

32      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

Euro — Continued
Corporate Bonds and Notes — Continued
Telecommunications — 0.4%
Koninklijke (Royal) KPN N.V.	4.500%	3/18/13	50	$63
Koninklijke (Royal) KPN N.V.	4.000%	6/22/15	87	100

				163

Total Corporate Bonds and Notes				4,037

Government Obligations — 1.4%
Federal Republic of Germany	4.750%	7/4/34	410	559

Total Euro				4,596

Japanese Yen — 3.7%
Government Obligations — 3.7%
Government of Japan	1.000%	6/20/13	103,000	859
Government of Japan	0.800%	9/10/15	31,000	266
Government of Japan	0.800%	12/10/15	17,000	146
Government of Japan	1.200%	3/20/21	19,000	166	E

Total Japanese Yen				1,437

Norwegian Krone — 0.9%
Government Obligations — 0.9%
Kingdom of Norway	6.500%	5/15/13	160	29
Kingdom of Norway	5.000%	5/15/15	1,760	297

Total Norwegian Krone				326

Polish Zloty — 2.1%
Government Obligations — 2.1%
Government of Poland	6.000%	5/24/09	1,175	376
Government of Poland	5.000%	10/24/13	1,350	412

Total Polish Zloty				788

Semi-Annual Report to Shareholders       33

	Rate	Maturity Date	ParA	Value

United States Dollar — 60.2%
Corporate Bonds and Notes — 25.5%
Aerospace/ Defense — 0.4%
DRS Technologies, Inc.	6.625%	2/1/16	5	$5
Northrop Grumman Corporation	4.079%	11/16/06	35	35
Systems 2001 Asset Trust	6.664%	9/15/13	123	127	D,F

				167

Apparel — N.M.
Oxford Industries, Inc.	8.875%	6/1/11	10	10

Auto Parts and Equipment — N.M.
Visteon Corporation	8.250%	8/1/10	15	14

Banking and Finance — 3.9%
Anadarko Finance Company	7.500%	5/1/31	100	108	F
Boeing Capital Corporation	5.750%	2/15/07	280	280
DI Finance LLC	9.500%	2/15/13	9	9
Ford Motor Credit Company	7.375%	10/28/09	420	388
Ford Motor Credit Company	7.375%	2/1/11	50	45
General Motors Acceptance Corporation	5.625%	5/15/09	410	390
Glitnir Banki HF	6.693%	6/15/16	130	129	B,D,F
HSBC Finance Corporation	8.000%	7/15/10	50	54
HSBC Finance Corporation	7.000%	5/15/12	80	84

				1,487

Banks — 1.0%
Bank of America Corporation	7.400%	1/15/11	80	85
Bank One Corporation	5.900%	11/15/11	180	181
Woori Bank	6.125%	5/3/16	125	123	B,F

				389

34      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Cable — 1.5%
Comcast Cable Communications, Inc.	6.750%	1/30/11	155	$160
Comcast Corporation	6.500%	1/15/15	155	156
Cox Communications, Inc.	7.125%	10/1/12	195	202
CSC Holdings Inc.	7.625%	4/1/11	1	1
CSC Holdings Inc.	7.875%	2/15/18	20	20
DIRECTV Holdings LLC	6.375%	6/15/15	15	14
EchoStar DBS Corporation	7.125%	2/1/16	30	29	D
Rogers Cable Inc.	6.750%	3/15/15	10	9	F

				591

Casino Resorts — 0.6%
Boyd Gaming Corporation	6.750%	4/15/14	10	9
Boyd Gaming Corporation	7.125%	2/1/16	130	126
Caesars Entertainment, Inc.	8.125%	5/15/11	7	8
Caesars Entertainment, Inc.	7.000%	4/15/13	8	8
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	10	11
MGM MIRAGE	8.500%	9/15/10	20	21
MGM MIRAGE	6.750%	9/1/12	20	19
MGM MIRAGE	6.625%	7/15/15	10	9
Premier Entertainment Biloxi LLC	10.750%	2/1/12	10	10
Station Casinos, Inc.	6.000%	4/1/12	10	10
Station Casinos, Inc.	6.875%	3/1/16	10	9

				240

Chemicals — 0.2%
IMC Global Inc.	11.250%	6/1/11	20	21
Lyondell Chemical Company	9.625%	5/1/07	3	3
MacDermid, Incorporated	9.125%	7/15/11	24	25
Westlake Chemical Corporation	6.625%	1/15/16	8	8

				57

Semi-Annual Report to Shareholders       35

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Coal — N.M.
Peabody Energy Corporation	6.875%	3/15/13	18	$18

Computer Services and Systems — 0.3%
Electronic Data Systems Corporation	7.125%	10/15/09	110	114
Sungard Data Systems Incorporated	9.125%	8/15/13	10	10	D

				124

Diversified Financial Services — 0.6%
Citigroup Inc.	4.125%	2/22/10	240	228

Electric — 1.7%
Duke Energy Corporation	3.750%	3/5/08	200	194
Exelon Corporation	5.625%	6/15/35	60	53
FirstEnergy Corp.	6.450%	11/15/11	190	193
FirstEnergy Corp.	7.375%	11/15/31	70	75
The AES Corporation	9.500%	6/1/09	17	18
The AES Corporation	8.875%	2/15/11	7	7
The AES Corporation	8.750%	5/15/13	65	70	D
The AES Corporation	7.750%	3/1/14	6	6
The Cleveland Electric Illuminating Company	5.650%	12/15/13	40	39

				655

Energy — 1.2%
NRG Energy, Inc.	7.250%	2/1/14	20	20
Pacific Gas and Electric Company	3.600%	3/1/09	330	313
TXU Corp.	6.550%	11/15/34	140	123

				456

36      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Environmental Services — 0.7%
Waste Management, Inc.	6.875%	5/15/09	275	$283

Food, Beverage and Tobacco — 1.0%
Altria Group, Inc.	5.625%	11/4/08	120	119
Altria Group, Inc.	7.000%	11/4/13	160	169
Kraft Foods Inc.	5.250%	6/1/07	50	50
Sara Lee Corporation	6.250%	9/15/11	40	40
Sara Lee Corporation	3.875%	6/15/13	20	17

				395

Funeral Parlors and Cemeteries — N.M.
Service Corporation International	8.000%	6/15/17	10	9	D

Gaming — N.M
Mohegan Tribal Gaming Authority	8.000%	4/1/12	8	8

Gas and Pipeline Utilities — 1.4%
Dynegy Holdings Inc.	8.750%	2/15/12	70	71
Southern Natural Gas Company	8.875%	3/15/10	105	111
Southern Natural Gas Company	8.000%	3/1/32	49	51
The Williams Companies, Inc.	7.125%	9/1/11	270	270
The Williams Companies, Inc.	8.750%	3/15/32	50	54

				557

Health Care — 0.1%
Tenet Healthcare Corporation	6.500%	6/1/12	20	18
Tenet Healthcare Corporation	9.875%	7/1/14	10	10

				28

Insurance — 0.1%
Xl Capital Ltd.	5.250%	9/15/14	20	18	F

Semi-Annual Report to Shareholders       37

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Investment Banking/ Brokerage — 0.8%
J.P. Morgan Chase & Co.	5.750%	1/2/13	170	$168
Lehman Brothers Holdings Inc.	4.000%	1/22/08	30	29
Lehman Brothers Holdings Inc.	7.000%	2/1/08	100	102

				299

IT Services — N.M.
Compagnie Generale de Geophysique S.A. (CGG)	7.500%	5/15/15	5	5	D,F

Lodging/ Hotels — 0.1%
Hilton Hotels Corporation	7.625%	5/15/08	4	4
Host Marriott LP	6.750%	6/1/16	10	10	D
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	5	5

				19

Machinery — N.M.
Terex Corporation	7.375%	1/15/14	10	10

Manufacturing (Diversified) — 0.5%
Tyco International Group S.A.	6.125%	11/1/08	100	100	F
Tyco International Group S.A.	6.375%	10/15/11	85	87	F

				187

Media — 1.4%
Lamar Media Corporation	7.250%	1/1/13	19	19
SBC Communications Inc.	5.100%	9/15/14	30	28
Time Warner Inc.	6.150%	5/1/07	385	386
Time Warner Inc.	6.875%	5/1/12	5	5
Time Warner Inc.	7.625%	4/15/31	100	108

				546

38      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Medical Care Facilities — 0.9%
DaVita, Inc.	7.250%	3/15/15	25	$24
HCA, Inc.	7.250%	5/20/08	20	20
HCA, Inc.	5.250%	11/6/08	55	54
HCA, Inc.	6.250%	2/15/13	190	177
HCA, Inc.	7.500%	11/6/33	50	46
Health Care REIT, Inc.	8.000%	9/12/12	11	12

				333

Medical Products — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	22	22	G

Oil and Gas — 1.9%
AmeriGas Partners, L.P.	7.250%	5/20/15	10	9
Chesapeake Energy Corporation	6.250%	1/15/18	10	9
ConocoPhillips	4.750%	10/15/12	150	143
El Paso Corporation	7.800%	8/1/31	17	17
El Paso Corporation	7.750%	1/15/32	100	97
El Paso Natural Gas Company	8.375%	6/15/32	62	66
Kerr-McGee Corporation	7.875%	9/15/31	150	169
Plains Exploration & Production Company	7.125%	6/15/14	10	10
Pogo Producing Company	6.875%	10/1/17	11	10
Pride International, Inc.	7.375%	7/15/14	20	20
Suburban Propane Partners LP	6.875%	12/15/13	15	14
Western Oil Sands Inc.	8.375%	5/1/12	27	29	F
XTO Energy, Inc.	7.500%	4/15/12	145	154

				747

Paper and Forest Products — 0.2%
Georgia-Pacific Corp.	7.700%	6/15/15	3	3
Weyerhaeuser Company	6.125%	3/15/07	54	54

				57

Semi-Annual Report to Shareholders       39

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Pharmaceuticals — 0.3%
AmerisourceBergen Corporation	5.875%	9/15/15	10	$9	D
Bristol-Myers Squibb Company	5.750%	10/1/11	90	90
Omnicare, Inc.	6.875%	12/15/15	14	13

				112

Publishing — N.M.
Sun Media Corporation	7.625%	2/15/13	5	5	F
The Readers Digest Association, Inc.	6.500%	3/1/11	10	10

				15

Real Estate — 0.1%
Forest City Enterprises, Inc.	6.500%	2/1/17	6	6
Ventas, Inc.	8.750%	5/1/09	10	10
Ventas, Inc.	6.750%	6/1/10	10	10
Ventas, Inc.	7.125%	6/1/15	10	10

				36

Rental and Lease Services — N.M.
Hertz Corporation	8.875%	1/1/14	10	10	D
NationsRent Inc.	9.500%	10/15/10	3	3

				13

Retail — 0.5%
J.C. Penney Company, Inc.	7.400%	4/1/37	10	10
Wal-Mart Stores, Inc.	6.875%	8/10/09	160	166

				176

40      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Special Purpose — 3.1%
Devon Financing Corporation ULC	6.875%	9/30/11	260	$270
General Motors Acceptance Corporation	8.000%	11/1/31	200	192
ILFC E-Capital Trust I	5.900%	12/21/65	330	322	B,D
Qwest Capital Funding, Inc.	7.750%	2/15/31	20	19
Resona Preferred Global Securities Limited	7.191%	12/29/49	50	50	B,D,F
Sprint Capital Corporation	6.000%	1/15/07	165	165
Sprint Capital Corporation	7.625%	1/30/11	50	53
Sprint Capital Corporation	8.375%	3/15/12	100	111

				1,182

Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/12	10	9
Cincinnati Bell Inc.	7.000%	2/15/15	10	10

				19

Telecommunications (Cellular/ Wireless) — 0.3%
Nextel Communications, Inc.	7.375%	8/1/15	20	21
Qwest Communications International Inc.	8.670%	2/15/09	10	10	E
Rogers Wireless Communications Inc.	6.375%	3/1/14	20	19	F
Telecom Italia Capital S.A.	5.250%	10/1/15	60	54	F
Windstream Corp.	8.625%	8/1/16	5	5	D

				109

Transportation — 0.2%
Horizon Lines, LLC	9.000%	11/1/12	11	11
Kansas City Southern Railway	9.500%	10/1/08	29	30
OMI Corporation	7.625%	12/1/13	10	10	F
Teekay Shipping Corporation	8.875%	7/15/11	22	23	F

				74

Semi-Annual Report to Shareholders       41

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Utilities — 0.3%
United Utilities plc	6.450%	4/1/08	130	$131	F

Total Corporate Bonds and Notes				9,826

Mortgage-Backed Securities — N.M.
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.794%	12/15/16	2,404	16	D,H1

U.S. Government and Agency Obligations — 11.2%
United States Treasury Bonds	6.125%	11/15/27	130	144
United States Treasury Notes	3.000%	11/15/07	3,340	3,243
United States Treasury Notes	4.750%	3/31/11	280	275
United States Treasury Notes	4.500%	2/15/16	660	628

Total U.S. Government and Agency Obligations				4,290

U.S. Government Agency Mortgage-Backed Securities — 19.8%
Fannie Mae	6.500%	7/1/29 to
		12/1/34	169	171
Fannie Mae	6.500%	12/1/36	300	302	I
Fannie Mae	6.000%	12/1/36	800	787	I
Fannie Mae	5.500%	12/1/36	1,000	960	I
Fannie Mae	5.000%	12/1/36	3,900	3,645	I
Freddie Mac	6.500%	8/1/29	136	137
Freddie Mac	5.000%	12/1/36	100	93	I
Government National Mortgage Association	7.000%	8/15/28	12	12
Government National Mortgage Association	6.500%	10/15/31	345	350
Government National Mortgage Association	6.000%	11/15/32	127	126
Government National Mortgage Association	5.000%	12/1/36	1,090	1,032	I

Total U.S. Government Agency Mortgage-Backed Securities				7,615

42      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Global Income Trust — Continued

	Rate	Maturity Date	ParA		Value

Foreign Government Obligations — 3.7%
Federative Republic of Brazil	8.000%	1/15/18	140		$148	F
Federative Republic of Brazil	8.875%	4/15/24	7		8	F
Federative Republic of Brazil	10.125%	5/15/27	15		18	F
Federative Republic of Brazil	12.250%	3/6/30	6		9	F
Federative Republic of Brazil	11.000%	8/17/40	102		126	F
Republic of Colombia	11.750%	2/25/20	40		53	F
Republic of Columbia	8.125%	5/21/24	13		13	F
Republic of Panama	7.125%	1/29/26	54		52	F
Russian Federation	5.000%	3/31/30	470		500	B,F
United Mexican States	5.625%	1/15/17	8		7	F
United Mexican States	8.300%	8/15/31	100		116	F
United Mexican States	7.500%	4/8/33	364		387	F

Total Foreign Government Obligations					1,437

Warrants — N.M.
AT&T Latin America Corporation			18	wts	0

Total United States Dollar					23,184

Total Long-Term Securities (Identified Cost — $36,516)					36,411

Short-Term Securities — 17.9%
Repurchase Agreements — 17.9%
Goldman, Sachs & Company 5.21%, dated 6/30/06, to be repurchased at $3,459 on 7/3/06 (Collateral: $2,860 Fannie Mae notes, 7.125%, due 1/15/30, value $3,529)			$3,457		3,457
Lehman Brothers, Inc. 5.05%, dated 6/30/06, to be repurchased at $3,457 on 7/3/06 (Collateral: $16,025 Federal Home Loan Bank zero-coupon bonds, due 9/18/28, value $3,525)			3,456		3,456

Total Short-Term Securities (Identified Cost — $6,913)					6,913

Total Investments 112.5% (Identified Cost — $43,429)					43,324
Other Assets Less Liabilities — (12.5)%					(4,829)

Net Assets — 100.0%					$38,495

Semi-Annual Report to Shareholders       43

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedJ
Bundesobligation Futures	September 2006	5	$(2)
Eurodollar Futures	September 2008	20	(8)
U.S. Treasury Note Futures	September 2006	5	—	K
U.S. Treasury Note Futures	September 2006	27	(14)

			$(24)

Futures Contracts WrittenJ
Bundesobligation Futures	September 2006	5	$5

A	Securities are grouped by the currencies in which they were issued, and the par values are also in the issuance currency. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

B	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes.
C	Inflation-Protected Security — A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
D	Rule 144A Security — A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.57% of net assets.

E	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the one-year U.S. Treasury Bill Rate or ten-year Japanese Government Bond Rate. The coupon rates are as of June 30, 2006.
F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

G	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.
H	Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Futures are described in more detail in the notes to financial statements.

K	Amounts less than $1.
N.M. — Not meaningful.
See notes to financial statements.

44      Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
Global Income Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $36,516)		$36,411
Short-term securities at value (Identified Cost – $6,913)		6,913
Cash and foreign currencies		1,853
Receivable for securities sold		68
Receivable for fund shares sold		51
Interest income receivable		394
Other assets		1

Total assets		45,691
Liabilities:
Payable for securities purchased	$6,950
Payable for fund shares repurchased	68
Accrued management fee	5
Accrued distribution and service fees	14
Futures variation margin payable	17
Accrued expenses	53
Unrealized depreciation on forward foreign currency contracts	89

Total liabilities		7,196

Net Assets		$38,495

Net assets consist of:
Accumulated paid-in-capital applicable to:
4,425 Primary Class shares outstanding		$41,874
Undistributed net investment income		314
Accumulated net realized loss on investments, futures and foreign currency transactions		(3,491)
Unrealized appreciation/(depreciation) of investments, futures and foreign currency translations		(202)

Net Assets		$38,495

Net Asset Value Per Share:
Primary Class		$8.70

See notes to financial statements.

Semi-Annual Report to Shareholders       45
Statement of Operations
Global Income Trust
For the Six Months Ended June 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest		$895

Expenses:
Advisory fee	$148
Distribution and service fees	148
Audit and legal fees	28
Custodian fee	49
Directors’ fees and expenses	13
Registration fees	11
Reports to shareholders	21
Transfer agent and shareholder servicing expense	26
Other expenses	9

	453
Less: Fees waived	(177)
Compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits		275

Net Investment Income		620
Net Realized and Unrealized Gain on Investments:
Realized gain/(loss) on:
Investments	(75)
Futures	150
Foreign currency transactions	91

		166

Change in unrealized appreciation/(depreciation) of:
Investments and futures	(621)
Assets and liabilities denominated in foreign currencies	(5)

		(626)

Net Realized and Unrealized Loss on Investments		(460)

Change in Net Assets Resulting From Operations		$160

See notes to financial statements.

46      Semi-Annual Report to Shareholders
Statement of Changes in Net Assets
Global Income Trust
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/06	12/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$620	$1,343
Net realized gain on investments, futures and foreign currency transactions	166	400
Change in unrealized appreciation/(depreciation) of investments, futures, and assets and liabilities denominated in foreign currencies	(626)	(2,093)

Change in net assets resulting from operations	160	(350)
Distributions to shareholders from net investment income	(566)	(1,739)
Change in net assets from Fund share transactions	(2,099)	(2,379)

Change in net assets	(2,505)	(4,468)
Net Assets:
Beginning of period	41,000	45,468

End of period	$38,495	$41,000

Undistributed net investment income	$314	$260

See notes to financial statements.

Semi-Annual Report to Shareholders       47
Financial Highlights
Global Income Trust
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months		Years Ended December 31,
	Ended
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$8.79		$9.22	$8.74	$8.63	$8.10	$8.25

Investment operations:
Net investment income	.14		.28	.23	.28	.30	.39
Net realized and unrealized gain/(loss) on investments, futures and foreign currency transactions	(.10)		(.35)	.49	.61	.53	(.19)

Total from investment operations	.04		(.07)	.72	.89	.83	.20

Distributions paid from:
Net investment income	(.13)		(.36)	(.24)	(.78)	(.30)	(.15)
Tax return of capital	—		—	—	—	—	(.20)

Total distributions	(.13)		(.36)	(.24)	(.78)	(.30)	(.35)

Net asset value, end of period	$8.70		$8.79	$9.22	$8.74	$8.63	$8.10

Total return	.41	%A	(.77)%	8.39%	10.45%	10.51%	2.47%
Ratios To Average Net Assets:B
Total expenses	2.30	%C	2.16%	2.18%	2.32%	2.18%	1.90%
Expenses net of waivers, if any	1.40	%C	1.40%	1.53%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.40	%C	1.40%	1.53%	1.90%	1.90%	1.90%
Net investment income	3.15	%C	3.02%	2.72%	2.83%	3.70%	4.23%
Supplemental Data:
Portfolio turnover rate	178.4	%A	242.5%	245.2%	198.4%	141.0%	263.2%
Net assets, end of period (in thousands)	$38,495		$41,000	$45,468	$44,450	$41,450	$43,609

A	Not annualized.

B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

C	Annualized.
See notes to financial statements.

48      Semi-Annual Report to Shareholders
Expense Example
International Equity Trust
   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2006, and held through June 30, 2006.
Actual Expenses
   The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.
   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if a redemption fee applied to your transactions, your costs would have been higher.

Semi-Annual Report to Shareholders       49

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class:
Actual	$1,000.00	$1,100.80	$10.47
Hypothetical (5% return before expenses)	1,000.00	1,014.83	10.04
Financial Intermediary Class:
Actual	$1,000.00	$1,104.30	$6.78
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.51
Institutional Class:
Actual	$1,000.00	$1,106.10	$5.01
Hypothetical (5% return before expenses)	1,000.00	1,020.03	4.81

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 2.01%, 1.30% and 0.96% for the Primary Class, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

50      Semi-Annual Report to Shareholders
Performance Information
International Equity Trust
   The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Financial Intermediary or Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders       51
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+30.59%	+30.59%
Five Years	+78.61%	+12.30%
Ten Years	+76.19%	+5.83%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	An unmanaged index based on the share prices of approximately 1,100 companies listed on stock exchanges around the world. Twenty countries are included in the Index’s portfolio.

52      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $1,000,000 Investment — Financial Intermediary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+31.52%	+31.52%
Life of Class*	+108.34%	+26.49%

* Inception date: May 16, 2003

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning April 30, 2003.

Semi-Annual Report to Shareholders       53
Growth of a $1,000,000 Investment — Institutional Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+32.02%	+32.02%
Five Years	+87.70%	+13.42%
Life of Class*	+49.87%	+5.09%

* Inception date: May 5, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning April 30, 1998.

54      Semi-Annual Report to Shareholders
Industry Diversification
June 30, 2006
(Amounts in Thousands)

	% of Net
	Assets	Value

Aerospace & Defense	0.4%	$ 1,792
Airlines	0.6	2,365
Auto Components	1.8	7,313
Automobiles	4.2	17,438
Banks	17.1	71,803
Beverages	1.8	7,666
Building Products	0.3	1,012
Chemicals	2.6	10,842
Commercial Services & Supplies	0.8	3,231
Communications Equipment	1.1	4,758
Computers & Peripherals	0.7	3,040
Construction & Engineering	2.2	8,986
Construction Materials	1.7	7,251
Distributors	0.2	602
Diversified Financials	3.2	13,551
Diversified Telecommunications	2.0	8,453
Electric Utilities	1.9	8,061
Electrical Equipment & Instruments	3.9	16,480
Energy Equipment & Services	1.2	4,866
Food & Drug Retailing	1.7	7,217
Food Products	1.5	6,479
Health Care Providers & Services	1.0	4,252
Household Durables	3.5	14,598
Industrial Conglomerates	0.2	675
Insurance	4.5	18,752
IT Consulting & Services	1.3	5,346
Machinery	4.8	20,282
Media	1.8	7,685
Metals & Mining	5.6	23,350
Multi-Line Retail	0.2	861
Multi-Utilities	1.5	6,260
Office Electronics	0.6	2,696
Oil & Gas	8.1	34,167
Pharmaceuticals	5.3	22,241
Real Estate	1.8	7,589
Road & Rail	0.2	865
Semiconductor Equipment & Products	1.0	4,329
Specialty Retail	0.2	736
Tobacco	0.6	2,493
Trading Companies & Distributors	2.9	12,122
Water Utilities	0.4	1,713
Wireless Telecommunication Services	1.0	4,279
Short-Term Investments	2.9	12,322

Total Investment Portfolio	100.3	420,819
Other Assets Less Liabilities	(0.3)	(1,214)

Net Assets	100.0%	$419,605

Semi-Annual Report to Shareholders       55
Portfolio of Investments
International Equity Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares	Value

Common Stock and Equity Interests — 97.4%
Australia — 2.3%
BHP Billiton Limited	144	$3,111
Challenger Financial Services Group Limited	318	746
CSL Limited	45	1,779
Downer EDI Limited	126	695
Leighton Holdings Limited	90	1,163
QBE Insurance Group Limited	133	2,022

		9,516

Austria — 0.9%
Boehler-Uddeholm AG	24	1,333
OMV AG	21	1,249
voestalpine AG	8	1,229

		3,811

Belgium — 0.8%
Delhaize Group	28	1,967
Fortis	39	1,313

		3,280

Brazil — 0.6%
Companhia Vale do Rio Doce (CVRD) – ADR	47	976
Petroleo Brasileiro S.A. – ADR	17	1,389

		2,365

Canada — 3.8%
Bombardier Inc.	230	640	A
Canadian Imperial Bank of Commerce	17	1,104
Canadian National Railway Company	20	865
CGI Group Inc.	99	618	A
EnCana Corp	29	1,527
Husky Energy Inc.	21	1,287
National Bank of Canada	16	812
Nexen Inc.	24	1,330
Royal Bank of Canada	52	2,093
Shaw Communications, Inc.	32	913
Teck Cominco Limited	32	1,914

56      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
International Equity Trust — Continued

	Shares	Value

Canada — Continued
Telus Corporation	15	$631
The Toronto-Dominion Bank	31	1,549
Yellow Pages Income Fund	57	828

		16,111

China — 0.2%
PetroChina Company Limited	852	911

Denmark — 0.3%
Carlsberg A.S. – Class B	15	1,074

Finland — 1.3%
Nokia Oyj	201	4,097
Wartsila Corporation	36	1,501

		5,598

France — 10.3%
Alstom	23	2,072	A
Assurances Generales de France (AGF)	10	1,226
Atos Origin S.A.	31	2,042	A
Axa	75	2,466
Axa – rights	75	63	A
BNP Paribas S.A.	47	4,538
Bouygues S.A.	35	1,782
Cap Gemini S.A.	47	2,686
Compagnie Generale des Etablissements Michelin	14	835
Credit Agricole S.A.	31	1,167
Legrand S.A.	55	1,555
Natexis Banques Populaires	5	1,034
Nexans S.A.	12	833
Sanofi-Aventis	21	2,018
SCOR	318	696
Societe Generale	31	4,577
Suez S.A.	85	3,534
Total S.A.	58	3,820

Semi-Annual Report to Shareholders       57

	Shares	Value

France — Continued
Valeo S.A.	9	$317
Vallourec S.A.	5	6,005

		43,266

Germany — 6.7%
Celesio (Gehe) AG	17	1,556
Commerzbank AG	31	1,128
Continental AG	20	2,088
DaimlerChrysler AG	55	2,698
Deutsche Bank AG	38	4,264
Deutsche Telekom AG	91	1,460
E.ON AG	12	1,409
Fresenius AG – preferred shares	10	1,664
Heidelberger Druckmaschinen AG	52	2,343
Lanxess	68	2,693	A
RWE AG	33	2,726
Siemens AG	47	4,125

		28,154

Greece — 0.5%
Alpha Bank A.E	42	1,052
Titan Cement Company	21	970

		2,022

Hong Kong — 1.1%
Esprit Holdings Limited	90	736
Hutchison Telecommunications International Limited	786	1,280	A
Kerry Properties Limited	151	515
Li & Fung Limited	297	602
Sino Land Company Limited	1,004	1,603

		4,736

India — 0.4%
Suzlon Energy Ltd.	73	1,657

58      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
International Equity Trust — Continued

	Shares	Value

Ireland — 0.3%
Irish Life & Permanent plc	59	$1,412

Italy — 2.8%
Banca Intesa S.p.A.	171	1,002
Capitalia S.p.A.	114	934
Compagnia Assicuratrice Unipol S.p.A.	351	1,127
ENI S.p.A.	92	2,702
Italcementi S.p.A.	72	1,822
Saipem S.p.A.	72	1,625
Seat Pagine Gialle S.p.A.	5,843	2,718

		11,930

Japan — 23.8%
AEON CREDIT SERVICE CO., LTD.	44	1,067
AISIN SEIKO CO., LTD.	35	1,046
ASAHI KASEI CORPORATION	164	1,071
CANON SALES CO., INC.	70	1,444
CANON, INC.	25	1,243
Credit Saison Co., Ltd.	17	815
DAIDO STEEL CO., LTD.	153	1,201
DOWA MINING CO., LTD.	146	1,291
EXEDY Corporation	21	651
FUJI ELECTRIC HOLDINGS CO., LTD.	453	2,371
Fuji Heavy Industries Ltd.	198	1,158
FUJITSU LIMITED	158	1,225
Hitachi Construction Machinery Co., Ltd.	70	1,685
Hokuhoku Financial Group, Inc.	269	1,124
HONDA MOTOR CO., LTD.	90	2,843
ITOCHU Corporation	427	3,750
JTEKT Corporation	51	985
KAJIMA CORPORATION	210	964
KDDI CORPORATION	0.1	854
Kobe Steel, Ltd.	317	992
KOITO MANUFACTURING CO., LTD.	67	997
KOMATSU LTD.	175	3,479
LAWSON, INC	48	1,738

Semi-Annual Report to Shareholders       59

	Shares	Value

Japan — Continued
LEOPALACE21 CORPORATION	59	$2,033
Marubeni Corporation	483	2,575
Matsushita Electric Industrial Co., Ltd.	201	4,242
Mazda Motor Corporation	285	1,786
Mitsubishi Chemical Holdings Corporation	98	612
Mitsubishi Corporation	124	2,470
Mitsubishi Electric Corporation	459	3,679
Mitsubishi Tokyo Financial Group, Inc.	0.1	1,300
MITSUI & CO., LTD.	53	746
Mitsui Mining & Smelting Company, Limited	250	1,475
Mizuho Financial Group, Inc.	1	5,124
Nippon Sheet Glass Company, Limited	182	1,012
Nippon Shinpan Co., Ltd.	1	6
NTN CORPORATION	81	641
ORIX Corporation	14	3,317
RICOH COMPANY, LTD.	1	10
Sekisui Chemical Co., Ltd.	245	2,115
Showa Denko K.K.	274	1,219
SUMCO CORPORATION	41	2,336
SUMITOMO CORPORATION	1	7
Sumitomo Electric Industries, Ltd.	36	527
Sumitomo Mitsui Financial Group, Inc.	0.1	1,290
Sumitomo Rubber Industries, Ltd.	59	649
Takeda Pharmaceutical Company Ltd.	68	4,231
TDK CORPORATION	45	3,422
THE NISHI-NIPPON CITY BANK, LTD.	338	1,621
Tohoku Electric Power Company, Incorporated	98	2,139
TOKYU LAND CORPORATION	163	1,269
TOSHIBA CORPORATION	278	1,815
TOYODA GOSEI CO., LTD.	36	730
Toyota Motor Corporation	138	7,230
Ube Industries, Ltd.	278	804
Yamaha Motor Co., Ltd.	66	1,725
YASKAWA Electric Corporation	131	1,523

		99,674

60      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
International Equity Trust — Continued

	Shares	Value

Mexico — 0.2%
Cemex S.A. de C.V. – ADR	17	$996	A

Netherlands — 5.3%
Aalberts Industries N.V.	9	675
ABN AMRO Holding N.V.	29	785
Buhrmann N.V.	68	983
DSM N.V.	43	1,771
Hagemeyer N.V.	558	2,574	A
Heineken N.V.	76	3,223
ING Groep N.V.	97	3,817
Koninklijke (Royal) Philips Electronics N.V.	113	3,534
Koninklijke BAM Groep N.V.	104	2,065
Wolters Kluwer N.V.	116	2,733

		22,160

Norway — 1.4%
Aker Kvaerner ASA	10	900
Pan Fish ASA	893	966	A
Petrojarl ASA	28	185	A
Petroleum Geo-Services ASA	28	1,583	A
Statoil ASA	38	1,077
Telenor ASA	103	1,242

		5,953

Russia — 0.5%
Gazprom – ADR	45	1,871

Singapore — 1.3%
Biosensors International Group Ltd.	1,683	1,031	A
Capitaland Limited	763	2,168
China Flexible Packaging Holdings Limited	730	201
Fraser and Neave Limited	220	556
Keppel Corporation Limited	145	1,346

		5,302

Semi-Annual Report to Shareholders       61

	Shares	Value

South Korea — 0.5%
GS Engineering & Construction Corp.	15	$989
Kookmin Bank – ADR	11	947

		1,936

Spain — 2.7%
ACS, Actividades de Contruccion y Servicios, S.A.	20	833
Banco Bilbao Vizcaya Argentaria, S.A.	106	2,180
Banco Santander Central Hispano S.A.	208	3,035
Corporacion Mapfre S.A.	85	1,567
Telefonica, S.A.	231	3,840

		11,455

Sweden — 0.7%
Boliden AB	72	1,331
Skandinaviska Enskilda Banken AB (SEB)	48	1,138
Telefonaktiebolaget LM Ericsson AB	200	661

		3,130

Switzerland — 5.7%
Baloise Holdings Ltd.	15	1,144
Converium Holding AG	133	1,447
Credit Suisse Group	94	5,252
Holcim Ltd.	45	3,463
Nestle S.A.	8	2,496
Novartis AG	44	2,393
Roche Holdings AG	23	3,762
STMicroelectronics N.V.	73	1,179
Swiss Life Holding	6	1,462	A
UBS AG	11	1,234

		23,832

Taiwan — 0.2%
Siliconware Precision Industries Company – ADR	136	814

United Kingdom — 22.8%
Anglo American plc	78	3,196
AstraZeneca Group plc	60	3,604

62      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
International Equity Trust — Continued

	Shares	Value

United Kingdom — Continued
Barclays plc	371	$4,213
Barratt Developments plc	96	1,681
Bellway plc	35	741
BG Group plc	339	4,524
BHP Billiton plc	70	1,357
BP Amoco plc	590	6,869
Brit Insurance Holdings plc	308	1,501
British Airways plc	374	2,365	A
British American Tobacco plc	99	2,493
British Energy Group plc	149	1,852	A
Charter plc	128	1,899	A
Drax Group plc	175	2,661	A
EMAP plc	31	494
GlaxoSmithKline plc	160	4,454
HBOS plc	178	3,086
HSBC Holdings plc	212	3,731
Imperial Chemical Industries plc	369	2,471
Invensys plc	4,900	1,742	A
Lloyds TSB Group plc	449	4,406
Marks & Spencer Group plc	79	861
Northern Rock plc	125	2,316
Northumbrian Water Group plc	378	1,713
Old Mutual plc	361	1,089
Persimmon plc	100	2,283
Prudential plc	136	1,529
Rio Tinto plc	49	2,606
Rolls-Royce Group plc	151	1,152	A
Royal Bank of Scotland Group plc	149	4,891
Royal Dutch Shell plc — B shares	114	3,994
Royal Dutch Shell plc — A shares	43	1,434
Scottish & Newcastle plc	299	2,813
Tate & Lyle plc	270	3,018
Tesco plc	569	3,512

Semi-Annual Report to Shareholders       63

	Shares/Par	Value

United Kingdom — Continued
Vedanta Resources plc	53	$1,337
Vodafone Group plc	772	1,643

		95,531

Total Common Stock and Equity Interests (Identified Cost — $357,822)		408,497

Repurchase Agreements — 2.9%
Bank of America
5.15%, dated 6/30/06, to be repurchased at $6,164 on 7/3/06 (Collateral: $6,255 Fannie Mae notes, 5.25%, due 10/30/07, value $6,296)	$6,161	6,161
Goldman, Sachs & Company
5.19%, dated 6/30/06, to be repurchased at $6,164 on 7/3/06 (Collateral: $6,714 Fannie Mae mortgage-backed securities, 5%, due 6/1/36, value $6,301)	6,161	6,161

Total Repurchase Agreements (Identified Cost — $12,322)		12,322

Total Investments — 100.3% (Identified Cost — $370,144)		420,819
Other Assets Less Liabilities — (0.3)%		(1,214)

Net Assets — 100.0%		$419,605

ANon-income producing.
ADR — American Depository Receipt
See notes to financial statements.

64      Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
International Equity Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $357,822)		$408,497
Short-term securities at value (Identified Cost – $12,322)		12,322
Cash and foreign currencies		4,394
Receivable for securities sold		4,066
Receivable for fund shares sold		1,081
Dividend and interest receivable		662

Total assets		431,022
Liabilities:
Payable for securities purchased	$454
Payable for fund shares repurchased	10,170
Accrued management fee	248
Accrued distribution and service fees	290
Accrued expenses	178
Payable for foreign capital gain taxes	77

Total liabilities		11,417

Net Assets		$419,605

Net assets consist of:
Accumulated paid-in-capital applicable to:
20,475 Primary Class shares outstanding		$313,373
1,224 Financial Intermediary Class shares outstanding		13,701
1,948 Institutional Class shares outstanding		31,400
Undistributed net investment income		1,834
Undistributed net realized gain on investments and foreign currency transactions		8,689
Unrealized appreciation/(depreciation) of investments and foreign currency translations		50,608	A

Net Assets		$419,605

Net Asset Value Per Share:
Primary Class		$17.67

Financial Intermediary Class		$18.25

Institutional Class		$18.23

A	Net of deferred foreign taxes of $77. See Note 1 to the financial statements.
See notes to financial statements.

Semi-Annual Report to Shareholders       65
Statement of Operations
International Equity Trust
For the Six Months Ended June 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$5,514
Interest	239
Less foreign tax withheld	(544)

Total income			$5,209
Expenses:
Advisory fee	1,339
Distribution and service fees:
Primary Class	1,549
Financial Intermediary Class	22
Audit and legal fees	32
Custodian fee	130
Directors’ fees and expenses	27
Registration fees	28
Reports to shareholders	38
Transfer agent and shareholder servicing expense:
Primary Class	155
Financial Intermediary Class	13
Institutional Class	7
Other expenses	31

	3,371
Less compensating balance credits	—	A

Total expenses, net of compensating balance credits			3,371

Net Investment Income			1,838
Net Realized and Unrealized Gain on Investments:
Realized gain/(loss) on:
Investments	25,537	B
Foreign currency transactions	564

			26,101

Change in unrealized appreciation/(depreciation) of:
Investments and foreign currency translations	(348	) C
Assets and liabilities denominated in foreign currencies	(125)

			(473)

Net Realized and Unrealized Gain on Investments			25,628

Change in Net Assets Resulting From Operations			$27,466

A	Amounts less than $1.

B	Net of foreign taxes of $3. See Note 1 to the financial statements.

C	Net of deferred foreign taxes of $77. See Note 1 to the financial statements.
See notes to financial statements.

66      Semi-Annual Report to Shareholders
Statement of Changes in Net Assets
International Equity Trust
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/06	12/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$1,838	$1,225
Net realized gain on investments and foreign currency transactions	26,101	33,470
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(473)	9,059

Change in net assets resulting from operations	27,466	43,754
Distributions to shareholders from net investment income:
Primary Class	(192)	(640)
Financial Intermediary Class	(19)	(176)
Institutional Class	(38)	(332)
Change in net assets from Fund share transactions:
Primary Class	93,232	27,035
Financial Intermediary Class	5,314	(564)
Institutional Class	11,758	9,864
Change in net assets	137,521	78,941

Net Assets:
Beginning of period	282,084	203,143

End of period	$419,605	$282,084

Undistributed net investment income	$1,834	$245

See notes to financial statements.

Semi-Annual Report to Shareholders       67
Financial Highlights
International Equity Trust
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$16.06		$13.52	$11.21	$8.02	$9.19	$11.35

Investment operations:
Net investment income/(loss)	.06		.05	.02	.03	.02	(.07)
Net realized and unrealized gain/(loss) on investments, and foreign currency transactions	1.56		2.53	2.31	3.16	(1.19)	(2.09)

Total from investment operations	1.62		2.58	2.33	3.19	(1.17)	(2.16)

Distributions paid from:
Net investment income	(.01)		(.04)	(.02)	(.003)	—	—

Net asset value, end of period	$17.67		$16.06	$13.52	$11.21	$8.02	$9.19

Total return	10.08	%A	19.11%	20.86%	39.82%	(12.73)%	(19.03)%
Ratios To Average Net Assets:B
Total expense	2.01	%C	2.11%	2.18%	2.39%	2.40%	2.27%
Expenses net of waivers, if any	2.01	%C	2.10%	2.13%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.01	%C	2.10%	2.13%	2.25%	2.25%	2.25%
Net investment income/(loss)	0.91	%C	0.42%	0.25%	0.42%	0.23%	(0.41)%
Supplemental Data:
Portfolio turnover rate	56.8	%A	118.0%	114.7%	130.9%	109.1%	202.1%
Net assets, end of period (in thousands)	$361,760		$244,899	$180,864	$129,535	$81,032	$107,243

A	Not annualized.

B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

C	Annualized.
See notes to financial statements.

68      Semi-Annual Report to Shareholders
Financial Highlights — Continued
International Equity Trust — Continued
Financial Intermediary Class:

	Six Months		Years Ended December 31,
	Ended
	June 30, 2006		2005	2004	2003D

	(Unaudited)
Net asset value, beginning of period	$16.54		$13.94	$11.53	$9.03

Investment operations:
Net investment income	.13		.18	.11	.01
Net realized and unrealized gain on investments, and foreign currency transactions	1.60		2.60	2.38	2.59

Total from investment operations	1.73		2.78	2.49	2.60

Distributions paid from:
Net investment income	(.02)		(.18)	(.08)	(.10)

Net asset value, end of period	$18.25		$16.54	$13.94	$11.53

Total return	10.43	%A	20.03%	21.72%	29.12	%A
Ratios To Average Net Assets:B
Total expenses	1.31	%C	1.43%	1.55%	1.72	%C
Expenses net of waivers, if any	1.31	%C	1.35%	1.39%	1.50	%C
Expenses net of all reductions	1.30	%C	1.35%	1.39%	1.50	%C
Net investment income	1.53	%C	1.20%	1.00%	0.54	%C
Supplemental Data:
Portfolio turnover rate	56.8	%A	118.0%	114.7%	130.9%
Net assets, end of period (in thousands)	$22,332		$15,710	$13,661	$12,357

D	For the period May 16, 2003 (commencement of operations) to December 31, 2003.
See notes to financial statements.

Semi-Annual Report to Shareholders       69
Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$16.50		$13.98	$11.56	$8.27		$9.40		$11.49

Investment operations:
Net investment income	.19		.18	.14	.07	E	.09	E	.01
Net realized and unrealized gain/(loss) on investments, and foreign currency transactions	1.56		2.64	2.39	3.32		(1.22)		(2.10)

Total from investment operations	1.75		2.82	2.53	3.39		(1.13)		(2.09)

Distributions paid from:
Net investment income	(.02)		(.30)	(.11)	(.10)		—		—

Net asset value, end of period	$18.23		$16.50	$13.98	$11.56		$8.27		$9.40

Total return	10.61	%A	20.38%	22.06%	41.32%		(12.02)%		(18.19)%
Ratios To Average Net Assets:B
Total expenses	0.96	%C	1.01%	1.07%	1.36%		1.37%		1.27%
Expenses net of waivers, if any	0.96	%C	1.01%	1.07%	1.25%		1.25%		1.25%
Expenses net of all reductions	0.96	%C	1.01%	1.07%	1.25%		1.25%		1.25%
Net investment income	1.99	%C	1.30%	1.29%	0.75%		0.99%		0.67%
Supplemental Data:
Portfolio turnover rate	56.8	%A	118.0%	114.7%	130.9%		109.1%		202.1%
Net assets, end of period (in thousands)	$35,513		$21,475	$8,618	$3,544		$134		$85

E	Computed using average daily shares outstanding.
See notes to financial statements.

70      Semi-Annual Report to Shareholders
Notes to Financial Statements
Legg Mason Global Trust, Inc.
(Amounts in Thousands) (Unaudited)
1. Organization and Significant Accounting Policies:
   The Legg Mason Global Trust, Inc. (“Corporation”), consisting of the Emerging Markets Trust (“Emerging Markets”), Global Income Trust (“Global Income”) and the International Equity Trust (“International Equity”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end investment company. Emerging Markets and International Equity are diversified; Global Income is non-diversified.
   Each Fund has at least two authorized classes of shares: Primary Class and Institutional Class. The Institutional Class of Global Income has not commenced operations. Emerging Markets and International Equity have an additional authorized class of shares: Financial Intermediary Class. The Financial Intermediary Class of Emerging Markets has not commenced operations. The income and expenses of Emerging Markets and International Equity are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
Security Valuation
   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund could expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values

Semi-Annual Report to Shareholders       71

may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
   Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
Security Transactions
   Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the six months ended June 30, 2006, investment transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales

	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other

Emerging Markets	$—	$207,651	$—	$142,542
Global Income	55,020	14,307	59,230	13,567
International Equity	—	308,207	—	200,471
Foreign Currency Translation
   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities for each fund.
Repurchase Agreements
   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default,

72      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Global Trust, Inc. — Continued
a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. Each Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
Compensating Balance Credits
   The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.
Investment Income and Distributions to Shareholders
   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, which are calculated at the class level, if available, will be paid monthly for Global Income, and annually for Emerging Markets and International Equity. Net capital gain distributions are calculated at the composite level. Each fund distributes substantially all of its net capital gain, if any, annually in June. If necessary, a second distribution on such gains will be paid in December to avoid imposition of a federal excise tax. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within a Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.
Illiquid and Restricted Securities
   Each Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed “illiquid” if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures approved by and under the general oversight of the Board of Directors. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted and/or illiquid securities are denoted on the portfolio of investments.

Semi-Annual Report to Shareholders       73

Foreign Taxes
   Each Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by each Fund and withheld from dividend and interest income.
   Gains realized upon disposition of Indian and Thai securities held by each Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to the repatriation of sales proceeds. As of June 30, 2006, there were deferred tax liabilities accrued on unrealized gains of $63 and $77 for Emerging Markets and International Equity, respectively.
Other
   In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
2. Federal Income Taxes:
   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006.
3. Options and Futures:
   As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

74      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Global Trust, Inc. — Continued
   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:

The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of the sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option

Semi-Annual Report to Shareholders       75

value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
   Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by that Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.
   The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, the risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   The open futures positions and related appreciation or depreciation at June 30, 2006, for Global Income are listed at the end of its portfolio of investments. Emerging Markets and International Equity had no open futures positions as of June 30, 2006.
4. Financial Instruments:
Emerging Market Securities
   Each Fund invests in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries and, with respect to Global Income, by governments of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

76      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Global Trust, Inc. — Continued
Forward Currency Exchange Contracts
   As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
   Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

Semi-Annual Report to Shareholders       77

   At June 30, 2006, open forward currency exchange contracts (expressed in the contractual currency) were:
Global Income:

	Contract to

					Unrealized
Settlement Date	ReceiveA		DeliverA		Gain/(Loss)

08/08/06	AUD	5,964	EUR	3,456	$—
08/08/06	EUR	7,020	AUD	11,928	69
08/08/06	AUD	3,724	USD	2,772	(8)
08/08/06	USD	1,534	AUD	2,061	4
08/08/06	CAD	1,094	USD	965	16
08/08/06	USD	747	CAD	847	(12)
08/08/06	DKK	1,800	USD	304	5
08/08/06	EUR	220	CAD	310	1
08/08/06	EUR	1,824	DKK	13,618	(1)
08/08/06	EUR	652	NOK	5,119	5
08/08/06	EUR	2,554	PLN	9,910	77
08/08/06	EUR	646	SEK	6,020	(6)
08/08/06	EUR	19,786	USD	24,783	568
08/08/06	USD	28,904	EUR	23,065	(646)
08/08/06	GBP	794	USD	1,463	4
08/08/06	USD	4,267	GBP	2,387	(145)
08/08/06	JPY	1,431,807	USD	12,311	(107)
08/08/06	USD	8,727	JPY	981,794	97
08/08/06	NOK	2,616	USD	424	(3)
08/08/06	USD	331	NOK	2,093	(6)
08/08/06	PLN	2,379	USD	767	(19)
08/08/06	SEK	14,707	USD	1,966	82
08/08/06	USD	1,447	SEK	10,807	(58)
08/16/06	KRW	268,000	USD	289	(6)

					$(89)

A	Definitions of currency abbreviations:

AUD — Australian dollar	KRW — South Korean won
CAD — Canadian dollar	NOK — Norwegian krone
DKK — Danish Kroner	PLN — Polish zloty
EUR — Euro	SEK — Swedish krona
GBP — British pound	USD — United States dollar
JPY — Japanese yen

78      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Global Trust, Inc. — Continued
5. Transactions With Affiliates:
   Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets.
   LMFA currently intends to voluntarily waive fees or reimburse expenses to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month the annual rates of average daily net assets specified below. The voluntary waivers are currently expected to continue until April 30, 2007, but may be terminated at any time. The following chart shows annual rates of management fees, expense limits, and management fees waived for each Fund:

			Six Months Ended
			June 30, 2006

	Management	Expense	Management
Fund	Fee	Limitation	Fees Waived

Emerging Markets
Primary Class	1.00%	2.25%	$70
Institutional	1.00%	1.25%	3
Global Income
Primary Class	0.75%	1.40%	126
International Equity
Primary Class	0.75%	2.10%	—
Financial Intermediary Class	0.75%	1.35%	—
Institutional Class	0.75%	1.10%	—
   Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to Emerging Markets and International Equity. Batterymarch is responsible for the actual investment activity of these Funds. LMFA pays Batterymarch a fee for its services at an annual rate equal to 75% of the fee received from Emerging Markets and 66 2/3% of the fee received by LMFA from International Equity.
   Western Asset Management Company (“Western Asset”) serves as investment adviser to Global Income. Western Asset is responsible for the actual investment activity of the Fund, for which LMFA pays a fee at an annual rate equal to 53 1/3% of the fee received by LMFA from Global Income.

Semi-Annual Report to Shareholders       79

   Western Asset Management Company Limited (“WAML”) serves as investment sub-adviser to Global Income. Western Asset (not the Fund) pays WAML a fee at an annual rate equal to 0.20% of the Fund’s average daily net assets, net of any waivers. LMFA pays WAML a sub-administration fee at an annual rate equal to 0.10% of the Fund’s average daily net assets, net of any waivers.
   Legg Mason Investor Services, LLC (“LMIS”) serves as distributor for the Funds. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s respective Class’s average daily net assets, calculated daily and payable monthly, as follows:

			Six Months Ended
			June 30, 2006

			Distribution
	Distribution	Service	Fees
	Fee	Fee	Waived

Emerging Markets
Primary Class	0.75%	0.25%	$97
Global Income
Primary Class	0.50%	0.25%	51
International Equity
Primary Class	0.75%	0.25%	—
Financial Intermediary	—	0.25%	—
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended June 30, 2006: Emerging Markets, $29; Global Income, $7; and International Equity, $38.
   LMFA, Batterymarch, Western Asset, WAML, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.
   Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.
6. Line of Credit:
   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal

80      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Global Trust, Inc. — Continued
funds rate margin. None of the Funds utilized the line of credit during the six months ended June 30, 2006.
7. Fund Share Transactions:
   At June 30, 2006, there were 125,000 shares authorized at $.001 par value for all active classes of Emerging Markets and Global Income. At June 30, 2006, there were 125,000 shares authorized at $.001 par value for the Primary and Institutional Classes of International Equity, and 100,000 shares authorized at $.001 par value for its Financial Intermediary Class. Share transactions were:

	Emerging Markets Trust				Global Income

	Primary Class		Institutional Class		Primary Class

	Six Months	Year	Six Months	Period	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05B	6/30/06	12/31/05

Shares:
Sold	4,837	2,802	537	757	272	689
Reinvestment of Dividends and Distributions	269	1,499	18	71	58	175
Repurchased	(2,249)	(2,222)	(253)	(245)	(569)	(1,131)

Net Change	2,857	2,079	302	583	(239)	(267)

Amount:
Sold	$106,811	$51,509	$11,764	$14,168	$2,386	$6,254
Reinvestment of Dividends and Distributions	5,250	28,432	346	1,391	512	1,567
Repurchased	(47,980)	(40,586)	(5,528)	(4,826)	(4,997)	(10,200)

Net Change	$64,081	$39,355	$6,582	$10,733	$(2,099)	$(2,379)

B	For the period June 23, 2005 (commencement of operations) to December 31, 2005.

Semi-Annual Report to Shareholders       81

	International Equity

	Primary Class		Financial Intermediary		Institutional Class

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05	6/30/06	12/31/05

Shares:
Sold	6,610	4,174	424	123	1,004	930
Reinvestment of Dividends and Distributions	10	39	1	10	2	21
Repurchased	(1,395)	(2,338)	(151)	(163)	(360)	(266)

Net Change	5,225	1,875	274	(30)	646	685

Amount:
Sold	$117,247	$59,499	$7,950	$1,728	$18,168	$13,535
Reinvestment of Dividends and Distributions	183	615	18	156	36	331
Repurchased	(24,198)	(33,079)	(2,654)	(2,448)	(6,446)	(4,002)

Net Change	$93,232	$27,035	$5,314	$(564)	$11,758	$9,864

Notes

Fund Information
Investment Advisers
   For Emerging Markets Trust and International Equity Trust:

Batterymarch Financial Management, Inc.
Boston, MA
   For Global Income Trust:

Western Asset Management Company
Pasadena, CA
Investment Sub-Adviser
   For Global Income Trust:

Western Asset Management Company Limited
London, England
Investment Manager

Legg Mason Fund Adviser, Inc.
Baltimore, MD
Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola
Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary
Transfer and Shareholder Servicing Agent

Boston Financial Data Services
Braintree, MA
Custodian

State Street Bank & Trust Company
Boston, MA
Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP
Washington, DC
Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust
Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust
Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio
Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmasonfunds.com/aboutlmf.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings, as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report must be preceded or Fund’s accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS, P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services — Institutional For FI and I Class Shareholders c/o BFDS, P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com
Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary
LMF-042 (6/06)

Item 2. Code of Ethics.

     Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

               (a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

               (b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date:   August 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date:   August 23, 2006

By:  /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc.
Date:   August 21, 2006